Significant Concentrations of Credit Risk (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable [Member]
Concentrations of credit risk percentage	0.00%
Accounts Receivable [Member] | Customer One [Member]
Concentrations of credit risk percentage		13.00%
Accounts Receivable [Member] | Unrelated Customer One [Member]
Concentrations of credit risk percentage			10.00%
Accounts Receivable [Member] | Unrelated Customer Two [Member]
Concentrations of credit risk percentage			10.00%
FDIC, Australian Securities and Investments Commission [Member]
FDIC insured limit amount	$ 186,000	$ 186,000
United States and Australia [Member] | Maximum [Member]
FDIC insured limit amount	250,000	250,000
US [Member]
Balance threshold amount	$ 250,000	250,000	$ 250,000
Australia [Member]
Balance threshold amount		$ 10,563	$ 133,578